EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS
EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interest, voting interest, and carrying values of the partnership's equity accounted investments as at December 31, 2019 and 2018:

(US$ MILLIONS)	Economic interest		Voting interest		Carrying value
	2019	2018	2019	2018	2019	2018
Business services	14%-90%	13%-90%	14%-90%	13%-90%	$53	$130
Infrastructure services	25%-50%	25%-50%	25%-50%	25%-50%	366	338
Industrials	24%-54%	24%-50%	24%-50%	24%-50%	854	73
Total					$1,273	$541

The following table represents the change in the balance of equity accounted investments:

(US$ MILLIONS)	2019	2018
Balance at beginning of year	$541	$609
Adoption of new accounting standards	—	(7)
Acquisitions through business combinations (1)	847	310
Additions (2)	25	267
Dispositions (2)	(162)	(599)
Share of net income	114	10
Share of other comprehensive income	—	(1)
Distributions received	(62)	(29)
Foreign currency translation	(30)	(19)
Balance at end of period	$1,273	$541
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(1)	See Note 3 for additional information.

(2)	Includes non-cash additions/dispositions related to the consolidation of an investment within Greenergy in 2019 and our equity accounted investment in Teekay Offshore in 2018.
On January 23, 2018, together with institutional partners, we closed in partnership with our operating partner, our transaction to operate and manage three entertainment facilities in the Greater Toronto Area for a minimum period of 22 years.
Prior to July 3, 2018, the partnership, together with institutional investors, had a 60% economic interest in Teekay Offshore and a 49% voting interest in Teekay Offshore’s General Partner. The 60% economic interest in Teekay Offshore was accounted for using the equity method. On July 3, 2018, the partnership, together with institutional investors, exercised its general partner option to acquire an additional 2% voting interest in Teekay Offshore GP, in exchange of one million of warrants and began consolidating the business. As a result, the partnership recorded a disposition of the equity accounted investment of Teekay Offshore and began consolidating the equity accounted investments held by Teekay Offshore.
For the year ended December 31, 2019, the partnership received total distributions from equity accounted investments of $62 million.
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments:

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$586	$1,057	$1,643	$515	$943	$1,458	$185
Infrastructure services	187	1,287	1,474	128	617	745	729
Industrials	1,038	743	1,781	486	257	743	1,038
Total	$1,811	$3,087	$4,898	$1,129	$1,817	$2,946	$1,952

	Year ended December 31, 2018
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$575	$478	$1,053	$451	$229	$680	$373
Infrastructure services	205	1,359	1,564	179	747	926	638
Industrials	38	277	315	26	136	162	153
Total	$818	$2,114	$2,932	$656	$1,112	$1,768	$1,164
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(1)	Attributable to limited partner and redemption-exchange unitholders.
Certain of the partnership’s equity accounted investments are subject to restrictions over the extent to which they can remit funds to the partnership in the form of cash dividends, or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following tables present the gross amounts of revenue, net income and other comprehensive income from the partnership's equity accounted investments for the year ended December 31, 2019, 2018 and 2017:

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Revenue	Net income	OCI	Total comprehensive income
Business services	$537	$117	$9	$126
Infrastructure services	388	119	—	119
Industrials	1,770	121	—	121
Total	$2,695	$357	$9	$366

	Year Ended December 31, 2018
	Total
(US$ MILLIONS)	Revenue	Net income	OCI	Total comprehensive income
Business services	$605	$102	$(15)	$87
Infrastructure services	828	(31)	2	(29)
Industrials	445	62	(18)	44
Total	$1,878	$133	$(31)	$102

	Year Ended December 31, 2017
	Total
(US$ MILLIONS)	Revenue	Net income	OCI	Total comprehensive income
Business services	$397	$81	$—	$81
Infrastructure services	301	(25)	2	(23)
Industrials	$811	$327	$(40)	$287
Total	$1,509	$383	$(38)	$345

Certain of the partnership’s equity accounted investments are publicly listed entities with active pricing in a liquid market. The fair value based on the publicly listed price of these equity accounted investments in comparison to the partnership’s carrying value is as follows:

	December 31, 2019		December 31, 2018
(US$ MILLIONS)	Public price	Carrying value	Public price	Carrying value
Business services	$38	$—	$36	$—
Industrials	416	379	—	—
Total	$454	$379	$36	$—